Taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred tax assets [Abstract]
Net operating loss carry forwards	$ 276,730	$ 184,458
Provision for doubtful debts	326,076	70,095
Deferred tax assets, gross	602,806	254,553
Less: Valuation allowance
Deferred tax assets, net	$ 602,806	$ 254,553